Share-based Compensation	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangement [Abstract]
Share-based compensation
16.	Share-based compensation
Share-based compensation was recognized in operating expenses for the years ended December 31, 2023, 2024 and 2025 as follows:

	For the year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenue	(7)	(9)	30
Selling expenses	286	565	270
General and administrative expenses	1,997	8,437	18,143
Research and development expenses	(167)	28	74

	2,109	9,021	18,517

Global Share Incentive Plan
In June 2019, the Company adopted a Global Share Incentive Plan (the “Global Plan”), which includes Option Plan, Restricted Shares Plan and Shares Award.
Option Plan
The options are classified as liability-classified award. Under the Option Award Agreement, options which granted to employees vest upon satisfaction of a service condition, which is generally satisfied over four years. The Company offers their employees broker-assisted cashless exercise programs to help the employees exercise their stock options without having to use their personal funds to pay for the exercise price through deducting the exercise price directly from the proceeds of issuing Class A common shares in the open market.
During the year
s
ended 2024 and 2025, 144,204,800 and 5,260,568 share options were granted, respectively.

The following table summarized the Company’s activities under the Option Plan for the year ended December 31, 2025:

	Number of options	Weighted average exercise price
		(US$)
Outstanding at January 1, 2025	205,384,609	0.0387
Granted	5,260,568	0.0024
Exercised	(1,750,000)	0.0300
Forfeited	(10,256,083)	0.0039

Outstanding at December 31, 2025	198,639,094	0.0024

Vested and exercisable at December 31, 2025	159,659,897	0.0024

The following table summarizes information regarding the share options outstanding as of December 31, 2025:

	As of December 31, 2025
	Options number	Weighted average exercise price per option	Weighted average remaining contractual life (years)	Aggregate intrinsic value
		US$		US$
Outstanding	198,639,094	0.0024	7.70	5,105
Exercisable	159,659,897	0.0024	7.51	4,103
Expected to vest	38,979,197	0.0024	8.48	1,002
The weighted average fair value of the options was US$0.0143 and US$0.0257 per option as of December 31, 2024 and 2025, respectively.

The aggregate intrinsic value is calculated as the difference between the exercise price of the options and the fair value of the underlying stock at December 31, 2025.
The fair value of the option plan was estimated on the date of each balance sheet date using the binomial option pricing model with the assumptions (or ranges thereof) in the following table:

	Weighted average
	2024	2025
Exercise price (US$)	0.0387	0.0024
Expected forfeiture rate (post-vesting)	4.99%	12.66%
Expected volatility	54.68%	55.79%
Excepted term (in years)	8.62	7.70
Expected dividend yield	0%	0%
Risk-free interest rate	4.5395%	3.9934%
Risk-free interest rate is estimated based on the yield curve of US Treasury BVAL Curve from Bloomberg as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options.